UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 028-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 7/18/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      791,883
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO COM                             COM            88579Y101    41822   440,930 SH       SOLE                  440,930      0    0
ADOBE SYSTEMS INC                     COM            00724F101    40895 1,300,315 SH       SOLE                1,300,315      0    0
AMAZON COM INC                        COM            23135106      8661    42,352 SH       SOLE                   42,352      0    0
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108    41008   706,920 SH       SOLE                  706,920      0    0
SPONSOREDADR
COCA COLA CO COM                      COM            191216100    27524   409,030 SH       SOLE                  409,030      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205    36196   442,115 SH       SOLE                  442,115      0    0
DISCOVERY COMMUNICATIONS INC          COM            25470F104    23076   563,390 SH       SOLE                  563,390      0    0
EBAY INC                              COM            278642103    54022 1,674,076 SH       SOLE                1,674,076      0    0
GOOGLE INC CLASS A                    COM            38259P508    53231   105,121 SH       SOLE                  105,121      0    0
H J HEINZ                             COM            423074103    13823   259,440 SH       SOLE                  259,440      0    0
HASBRO INC COM                        COM            418056107    33193   755,580 SH       SOLE                  755,580      0    0
"INTL FLAVORS INTL FLAVORS &          COM            459506101    14156   220,368 SH       SOLE                  220,368      0    0
FRAGRANCES INC COM "
KELLOGG CO COM USD0.25                COM            487836108    16143   291,810 SH       SOLE                  291,810      0    0
MC DONALDS CORP                       COM            580135101    27179   322,330 SH       SOLE                  322,330      0    0
MICROSOFT CORP NEW                    COM            594918104    52320 2,012,300 SH       SOLE                2,012,300      0    0
PEPSICO INC COM                       COM            713448108    36845   523,150 SH       SOLE                  523,150      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL   COM            808513105    32287   660,540 SH       SOLE                  660,540      0    0
A COM STK
STAPLES INC COM                       COM            855030102    17848 1,129,600 SH       SOLE                1,129,600      0    0
TARGET CORP COM STK                   COM            811065101    48309 1,029,822 SH       SOLE                1,029,822      0    0
TIME WARNER INC USD0.01               COM            887317303    46798 1,286,716 SH       SOLE                1,286,716      0    0
UNILEVER N V NEW YORK SHS NEW         SPONSORED ADR  887317105    38877 1,183,470 SH       SOLE                1,183,470      0    0
WALGREEN CO COM                       COM            931422109    14089   331,815 SH       SOLE                  331,815      0    0
WALT DISNEY CO                        COM            904767704    45334 1,161,230 SH       SOLE                1,161,230      0    0
WESTERN UNION CO                      COM            959802109    28246 1,410,177 SH       SOLE                1,410,177      0    0


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